VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for doubtful accounts
Changes in valuation allowances and reserves
Balance, beginning of year	$ 97,653	$ 69,603	$ 70,373
Charged to Costs and Expenses	123,352	105,260	97,460
Deductions and other adjustments	(100,537)	(77,210)	(98,230)
Balance, end of year	120,468	97,653	69,603
Valuation allowance for deferred tax assets
Changes in valuation allowances and reserves
Balance, beginning of year	182,308	26,744	26,183
Charged to Costs and Expenses		78,761
Deductions and other adjustments	(16,314)	76,803	561
Balance, end of year	$ 165,994	$ 182,308	$ 26,744